REVENUE - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Company recognized revenue included in the contract liabilities	$ 0	$ 0	$ 30,400	$ 32,500	$ 32,500	$ 1,800